Document And Entity Information	Sep. 13, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 13, 2022
Entity Registrant Name	SITE Centers Corp.
Entity Central Index Key	0000894315
Entity Emerging Growth Company	false
Securities Act File Number	1-11690
Entity Incorporation, State or Country Code	OH
Entity Tax Identification Number	34-1723097
Entity Address, Address Line One	3300 Enterprise Parkway
Entity Address, City or Town	Beachwood
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44122
City Area Code	(216)
Local Phone Number	755-5500
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Shares, Par Value $0.10 Per Share
Trading Symbol	SITC
Security Exchange Name	NYSE
Class A Cumulative Redeemable Preferred Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing 1/20 of a share of 6.375% Class A Cumulative Redeemable Preferred Shares without Par Value
Trading Symbol	SITC PRA
Security Exchange Name	NYSE